Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000271997 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Yield ETF
Class Name	JPMorgan Equity Premium Yield ETF
Trading Symbol	ROCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Yield ETF (the "Fund") for the period of March 18, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Yield ETF	$10	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 255,837,874
Holdings Count | Holding	117
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$255,837,874
Total number of portfolio holdings	117
Portfolio turnover rate	113%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Call Options Purchased

C000271998 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Equity Premium Yield ETF
Class Name	JPMorgan Nasdaq Equity Premium Yield ETF
Trading Symbol	ROCQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Yield ETF (the "Fund") for the period of March 18, 2026 (fund inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Equity Premium Yield ETF	$11	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 386,126,233
Holdings Count | Holding	101
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$386,126,233
Total number of portfolio holdings	101
Portfolio turnover rate	141%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Call Options Purchased

[1]	This charge is annualized.
[2]	This charge is annualized.